Long-term Investments	12 Months Ended
Dec. 31, 2020
Schedule Of Investments [Abstract]
LONG-TERM INVESTMENTS
5.	LONG-TERM INVESTMENTS

The Group’s long-term investments primarily consist of equity investments without readily determinable fair value and equity method investments.

Equity investments without readily determinable fair value

As of December 31, 2019 and 2020, the carrying amount of the Company’s equity investments without readily determinable fair value were as follows:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Initial cost basis	1,797,421	2,654,055	406,752
Cumulative unrealized gains	196,663	235,258	36,055
Cumulative unrealized losses (including impairment)	(181,274)	(247,468)	(37,926)

Total carrying amount	1,812,810	2,641,845	404,881

Impairment charges recognized on equity investments measured using the measurement alternative were nil, RMB169,374 and RMB73,199 (US$11,218) for the years ended December 31, 2018, 2019 and 2020, respectively.

Total realized and unrealized gains and losses for equity securities without readily determinable fair values for the years ended December 31, 2018, 2019 and 2020 are as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	189,639	7,024	38,595	5,915
Gross unrealized losses (downward adjustments excluding impairment)	—	—	(495)	(76)

Net unrealized gains on equity securities held	189,639	7,024	38,100	5,839
Net realized gains on equity securities sold	—	—	—	—

Total net gains recognized in other income, net	189,639	7,024	38,100	5,839

Equity method investments

In July 2018, the Group acquired a 32% outstanding equity interest amounting to RMB796,000 in Beijing Xin’ai Sports Media Technology co., LTD (or “Xin’ai”) that is engaged in the operation of a sports content platform. The Group has significant influence over the investee and therefore accounts for its equity interest as an equity method investment. The excess of the carrying value of the investment over the proportionate share of Xin’ai’s net assets of RMB609,502 was recognized as basis differences and investment goodwill. As of December 31, 2019 and 2020, the Group’s equity interest in Xin’ai was diluted to 26% and 24%, respectively, due to subsequent rounds of equity financing.

As of December 31, 2019 and 2020, the Group also held several other equity method investments through its subsidiaries or VIEs, all of which the Group can exercise significant influence but does not own a majority equity interest in or has control over. The other equity method investments were not significant. The carrying amount of the Group’s equity method investments including Xin’ai was RMB663,376 and RMB510,426 (US$78,226) as of December 31, 2019 and 2020, respectively.